Summary of significant accounting policies (Details 2)	12 Months Ended
Mar. 29, 2014
Minimum
Property and equipment, net
Useful life	5 years
Maximum
Property and equipment, net
Useful life	7 years
Machinery and equipment
Property and equipment, net
Useful life	5 years
Furniture and fixtures | Minimum
Property and equipment, net
Useful life	5 years
Furniture and fixtures | Maximum
Property and equipment, net
Useful life	7 years
Vehicles
Property and equipment, net
Useful life	5 years